HYP-Q1

Quarterly Report
April 30, 2026
MFS®  High Yield Pooled Portfolio

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.7%
Aerospace & Defense – 3.2%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$1,862,000	$1,903,925
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	659,822
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,133,000	1,192,130
Bombardier, Inc., 7%, 6/01/2032 (n)		500,000	521,922
Bombardier, Inc., 6.75%, 6/15/2033 (n)		1,332,000	1,388,880
MOOG, Inc., 5.5%, 10/15/2034 (n)		1,238,000	1,239,104
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,111,000	1,126,007
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	885,321
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,753,000	2,837,256
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,116,000	3,139,959
TransDigm, Inc., 6.125%, 7/31/2034 (n)		1,581,000	1,582,739
			$16,477,065
Airlines – 0.1%
JetBlue Airways Corp., 9.875%, 9/20/2031 (n)		$388,000	$361,371
Auto & Auto Components – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$2,814,000	$2,644,068
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		420,000	424,014
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		756,000	754,649
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		1,420,000	1,386,385
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		944,000	975,332
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,116,499
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$481,000	492,034
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		1,507,000	1,505,087
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		1,602,000	1,591,771
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		1,355,000	1,404,109
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,716,000	1,851,648
Wabash National Corp., 4.5%, 10/15/2028 (n)		1,316,000	1,161,447
			$15,307,043
Brokerage & Asset Managers – 1.9%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$805,000	$806,006
Aretec Group, Inc., 10%, 8/15/2030 (n)		1,148,000	1,215,854
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,128,000	1,120,313
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	801,377
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		3,678,000	3,697,337
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		2,312,000	2,357,710
			$9,998,597
Building – 2.9%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,559,000	$1,620,563
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		714,000	454,077
Knife River Corp., 7.75%, 5/01/2031 (n)		1,204,000	1,250,158
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		955,000	661,816
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		1,440,000	1,259,978
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		625,000	617,775
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		1,370,000	1,263,914
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		652,000	656,656
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		1,988,000	2,000,202
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		3,606,000	3,662,896
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		1,853,000	1,873,657
			$15,321,692

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 3.6%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	876,000	$1,082,868
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$1,940,000	1,849,106
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		2,137,000	2,168,174
CACI International, Inc., 6.375%, 6/15/2033 (n)		2,869,000	2,935,140
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		1,584,000	1,230,968
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		1,887,000	1,873,557
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		1,577,000	1,601,423
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)		2,259,000	2,258,486
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		2,327,000	2,283,133
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		1,525,000	1,602,768
			$18,885,623
Cable TV – 4.4%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,308,000	$912,067
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		4,715,000	4,469,487
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		3,282,000	3,061,335
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		905,000	794,733
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		2,150,000	1,605,138
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,290,000	458,032
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		775,000	461,406
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		710,000	721,796
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		512,000	532,731
DISH DBS Corp., 5.125%, 6/01/2029		1,496,000	1,377,514
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,356,000	1,399,799
EchoStar Corp., 10.75%, 11/30/2029		1,524,355	1,655,072
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		1,478,029	1,499,633
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,579,000	1,330,980
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		2,706,000	2,373,701
			$22,653,424
Chemicals – 2.4%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$1,352,000	$1,294,540
Chemours Co., 4.625%, 11/15/2029 (n)		2,344,000	2,248,336
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		778,000	515,607
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,528,000	1,811,016
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$1,377,000	1,390,248
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		1,082,000	1,107,022
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,097,000	2,081,503
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		2,174,000	2,159,521
			$12,607,793
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,506,000	$1,532,072
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		1,398,000	1,405,976
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		1,408,000	1,380,108
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,233,000	1,262,319
ESAB Corp., 5.625%, 4/01/2031 (n)		1,855,000	1,872,082
			$7,452,557
Construction – 1.3%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,537,000	$1,566,580
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,037,000	990,350
Mattamy Group Corp., 6%, 12/15/2033 (n)		1,097,000	1,053,192
New Home Co., 8.5%, 11/01/2030 (n)		1,603,000	1,637,822
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,360,000	1,329,716
			$6,577,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.9%
Acushnet Co., 5.625%, 12/01/2033 (n)	$1,932,000	$1,940,976
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	1,456,000	1,207,776
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)	1,394,000	1,468,550
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	1,346,000	1,294,813
Energizer Holdings, Inc., 6%, 9/15/2033 (n)	540,000	516,403
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)	739,000	617,943
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	1,256,000	1,254,137
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,496,000	1,381,796
		$9,682,394
Consumer Services – 2.7%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$838,000	$862,178
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	1,487,000	1,559,673
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	1,632,000	1,586,699
Garda World Security Corp., 6.5%, 1/15/2031 (n)	783,000	799,892
Garda World Security Corp., 8.375%, 11/15/2032 (n)	1,864,000	1,923,234
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	2,031,000	2,010,490
Service Corp. International, 5.75%, 10/15/2032	3,294,000	3,323,043
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,365,000	1,268,802
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	687,000	681,930
		$14,015,941
Containers – 1.1%
Ball Corp., 6%, 6/15/2029	$1,113,000	$1,132,304
Ball Corp., 2.875%, 8/15/2030	2,575,000	2,342,279
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	1,378,000	1,250,295
Crown Americas LLC, 5.875%, 6/01/2033	1,206,000	1,214,770
		$5,939,648
Diversified Financial Services – 6.3%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$1,894,000	$1,962,061
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	675,000	703,895
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,361,438
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	1,122,000	1,102,315
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	600,000	579,947
FirstCash, Inc., 6.125%, 5/01/2034 (n)(w)	1,504,000	1,500,427
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,441,000	1,492,919
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	745,000	718,617
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	684,000	708,463
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	1,356,000	1,355,441
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,205,000	1,265,221
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,203,000	1,220,216
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,352,000	1,358,880
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	673,831
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,305,000	1,365,769
Navient Corp., 9.375%, 7/25/2030	773,000	802,163
OneMain Finance Corp., 6.625%, 5/15/2029	1,569,000	1,596,042
OneMain Finance Corp., 5.375%, 11/15/2029	906,000	893,088
OneMain Finance Corp., 7.5%, 5/15/2031	1,049,000	1,075,497
OneMain Finance Corp., 6.75%, 9/15/2033	1,044,000	1,026,876
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	3,422,000	3,365,036
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,018,000	1,033,102
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	2,503,000	2,533,524
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	482,921
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	901,000	918,667
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,676,000	1,666,712
		$32,763,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.3%
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)(w)	$1,579,000	$1,565,127
Energy - Independent – 3.8%
California Resources Corp., 7%, 1/15/2034 (n)	$1,391,000	$1,419,419
Chord Energy Corp., 6%, 10/01/2030 (n)	476,000	485,184
Chord Energy Corp., 6.75%, 3/15/2033 (n)	1,577,000	1,640,982
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,893,000	1,972,199
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,248,000	2,247,206
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	1,911,000	1,960,516
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	1,503,000	1,528,410
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,067,000	1,087,214
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	1,964,000	2,032,109
Matador Resources Co., 6.5%, 4/15/2032 (n)	624,000	637,206
Matador Resources Co., 6%, 4/15/2034 (n)	786,000	788,987
SM Energy Co., 8.625%, 11/01/2030 (n)	646,000	683,323
SM Energy Co., 8.75%, 7/01/2031 (n)	1,305,000	1,369,028
SM Energy Co., 6.625%, 4/15/2034 (n)	764,000	774,562
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,223,000	1,258,718
		$19,885,063
Entertainment & Leisure – 1.7%
Life Time, Inc., 6%, 11/15/2031 (n)	$1,229,000	$1,247,586
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	1,433,000	1,472,095
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	1,060,000	1,078,855
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	1,602,000	1,628,675
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	1,233,000	1,236,133
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,069,000	2,067,653
		$8,730,997
Food & Beverages – 2.9%
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)	$1,810,000	$1,846,753
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	756,000	780,702
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,071,000	1,107,597
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,171,000	1,187,007
Performance Food Group Co., 5.625%, 3/01/2034 (n)	1,173,000	1,148,557
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,161,000	3,071,020
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	1,165,000	1,150,044
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,634,000	2,605,325
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	748,000	750,745
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	1,302,000	1,329,363
		$14,977,113
Forest & Paper Products – 0.3%
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	$1,337,000	$1,408,897
Hardware, Peripherals, & Assembly – 0.8%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)	$1,237,000	$1,251,637
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,107,000	920,479
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	1,846,000	1,881,910
		$4,054,026
Industrial – 1.5%
AECOM, 6%, 8/01/2033 (n)	$2,304,000	$2,322,808
APi Escrow Corp., 4.75%, 10/15/2029 (n)	2,775,000	2,719,215
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	1,277,000	1,297,814
SE Cosmos LLC, 8.875%, 5/01/2031 (n)(w)	1,706,000	1,697,470
		$8,037,307

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.8%
Centene Corp., 4.625%, 12/15/2029		$753,000	$734,098
Centene Corp., 3%, 10/15/2030		1,206,000	1,084,276
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		2,490,000	2,533,450
			$4,351,824
Insurance - Property & Casualty – 4.2%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$511,000	$518,933
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		2,097,000	2,065,989
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		871,000	853,821
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,264,000	1,290,030
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		587,000	592,018
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		903,000	887,278
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		1,581,000	1,541,621
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	852,000	1,001,098
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	204,176
Asurion LLC, 8%, 12/31/2032 (n)		1,707,000	1,783,113
Asurion LLC, 8.375%, 2/01/2034 (n)		1,737,000	1,713,738
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,112,000	2,138,362
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		621,000	611,496
Hub International Ltd., 5.625%, 12/01/2029 (n)		482,000	475,946
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,817,000	1,879,634
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,005,000	1,029,493
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		3,069,000	3,083,371
			$21,670,117
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)		$1,986,000	$1,933,445
Machinery & Tools – 1.1%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$1,220,000	$1,304,433
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		3,118,000	3,237,355
Terex Corp., 6.25%, 10/15/2032 (n)		1,239,000	1,259,279
			$5,801,067
Media – 3.8%
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		$310,000	$280,776
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,429,000	1,341,274
Graham Holdings Co., 5.625%, 12/01/2033 (n)		1,709,000	1,691,578
Gray Media, Inc., 4.75%, 10/15/2030 (n)		620,000	496,331
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,151,000	1,170,239
Gray Media, Inc., 7.25%, 8/15/2033 (n)		943,000	960,208
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)		2,137,000	2,153,446
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		1,136,000	1,143,255
Paramount Global, 4.95%, 1/15/2031		620,000	584,851
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		986,000	934,272
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,554,000	1,609,276
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		1,755,000	1,669,452
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		2,072,000	2,102,872
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		920,000	925,014
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		929,000	964,548
ViacomCBS, Inc., 4.375%, 3/15/2043		929,000	592,422
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		1,690,000	1,205,866
			$19,825,680
Medical & Health Technology & Services – 3.9%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$1,582,000	$1,618,215
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		1,312,000	1,354,640
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		1,838,000	1,629,488
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		2,994,000	2,827,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Concentra, Inc., 6.875%, 7/15/2032 (n)	$1,590,000	$1,647,703
Encompass Health Corp., 4.75%, 2/01/2030	1,858,000	1,829,229
Encompass Health Corp., 4.625%, 4/01/2031	599,000	582,569
IQVIA, Inc., 5%, 5/15/2027 (n)	1,263,000	1,261,985
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,715,000	1,750,320
IQVIA, Inc., 6.25%, 6/01/2032 (n)	820,000	835,085
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	1,242,000	1,287,922
Star Parent, Inc., 9%, 10/01/2030 (n)	931,000	975,273
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,839,000	1,834,090
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,180,000	1,115,144
		$20,548,705
Medical Equipment – 0.9%
Insulet Corp., 6.5%, 4/01/2033 (n)	$1,775,000	$1,811,916
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,094,000	2,083,971
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	903,000	923,427
		$4,819,314
Metals & Mining – 2.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,483,200
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)	1,328,000	1,368,670
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,750,000	1,746,294
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	1,135,000	1,192,590
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	2,997,000	2,863,748
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	1,297,000	1,289,005
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	1,394,000	1,446,819
Mineral Resources Ltd., 6%, 5/01/2032 (n)	917,000	909,891
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	901,009	499,102
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)	620,000	571,601
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,556,000	1,628,892
		$14,999,812
Midstream – 6.5%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$3,109,000	$3,100,988
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	1,985,000	2,071,058
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	766,000	790,545
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	1,644,000	1,708,705
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	895,000	901,461
NuStar Logistics LP, 6.375%, 10/01/2030	1,882,000	1,956,386
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,410,000	1,472,423
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	887,000	924,809
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,561,000	1,576,427
Sunoco LP, 4.625%, 5/01/2030 (n)	1,731,000	1,683,474
Sunoco LP, 7.25%, 5/01/2032 (n)	2,328,000	2,438,180
Sunoco LP, 6.625%, 8/15/2032 (n)	791,000	808,725
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,589,000	2,582,765
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	750,000	772,674
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	405,000	413,823
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,001,000	1,035,967
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	783,000	801,182
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	1,162,000	1,268,168
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,643,000	1,713,048
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	2,343,000	2,317,327
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	600,000	665,378
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	1,431,000	1,498,974
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	1,407,000	1,495,697
		$33,998,184

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$625,691
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,121,410
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	350,000	418,889
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		691,000	852,004
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	726,639
			$4,744,633
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$1,575,000	$1,663,077
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,269,000	2,344,862
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,401,000	1,460,919
			$5,468,858
Pharmaceuticals & Biotechnology – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$2,233,000	$2,306,193
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		405,000	380,429
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	519,506
Genmab A.S., 6.25%, 12/15/2032 (n)		1,873,000	1,922,166
Grifols S.A., 7.125%, 5/01/2030	EUR	911,000	1,109,932
			$6,238,226
Pollution Control – 1.1%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$2,299,000	$2,320,346
GFL Environmental, Inc., 4%, 8/01/2028 (n)		1,370,000	1,338,896
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		896,000	928,959
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	996,543
			$5,584,744
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$703,000	$581,721
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,212,000	1,259,146
			$1,840,867
Real Estate - Other – 1.9%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$2,162,000	$2,103,070
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,572,000	2,631,848
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	329,382
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		795,000	790,236
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		2,025,000	2,023,019
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,976,000	1,939,460
			$9,817,015
Refining – 0.3%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$1,354,000	$1,387,995
Restaurants – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,139,078
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,070,000	1,079,601
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,376,000	1,309,069
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		1,389,000	1,345,857
			$5,873,605
Retail & E-commerce – 2.9%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$1,951,043	$2,146,165
Carvana Co., 9%, 6/01/2031 (n)		3,466,450	3,834,749
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		108,000	107,706
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		1,048,000	1,091,616
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,313,000	1,309,109
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		1,788,000	1,765,739

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – continued
Michaels Cos., Inc., 11%, 3/15/2034 (n)	$631,000	$608,918
Penske Automotive Group Co., 3.75%, 6/15/2029	1,258,000	1,205,969
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)	1,092,000	1,102,785
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	1,790,000	1,812,552
		$14,985,308
Software – 3.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,669,000	$1,727,598
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	932,000	1,001,793
Cloud Software Group, Inc., 9%, 9/30/2029 (n)	492,000	483,087
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	1,973,000	1,874,425
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)	1,242,000	1,112,413
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	544,000	550,859
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	1,464,000	1,472,477
Fair Isaac Corp., 6%, 5/15/2033 (n)	2,708,000	2,670,695
Flash Compute LLC, 7.25%, 12/31/2030 (n)	1,250,000	1,275,088
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,975,000	1,997,415
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	585,000	603,703
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	649,000	649,515
		$15,419,068
Supermarkets – 1.2%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$3,517,000	$3,548,203
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	1,527,000	1,596,194
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	1,085,000	1,098,451
		$6,242,848
Telecommunications - Wireless – 0.8%
Altice France S.A., 9.5%, 11/01/2029 (n)	$1,186,873	$1,211,613
Altice France S.A., 6.875%, 10/15/2030 (n)	1,441,513	1,417,128
Altice France S.A., 6.5%, 4/15/2032 (n)	396,493	389,965
Zegona Finance PLC, 8.625%, 7/15/2029 (n)	1,178,000	1,232,276
		$4,250,982
Telephone Services – 0.9%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$845,660	$872,748
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	813,093	843,362
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	1,567,000	1,539,602
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	1,178,000	1,232,900
		$4,488,612
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$1,491,000	$1,536,115
Transportation & Logistics – 0.7%
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$1,053,000	$1,059,232
RXO, Inc., 6.375%, 5/15/2031 (n)	1,355,000	1,341,783
XPO, Inc., 7.125%, 2/01/2032 (n)	1,239,000	1,292,056
		$3,693,071
Travel, Gaming, & Lodging – 2.9%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$2,725,000	$2,716,103
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,145,000	3,121,938
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,776,000	1,625,899
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	806,000	816,138
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	1,358,000	1,381,455
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,014,000	1,981,371
Wyndham Hotels Group LLC, 5.625%, 3/01/2033 (n)	853,000	844,094
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,955,000	1,940,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – continued
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	$694,000	$695,505
		$15,122,918
Utilities – 4.1%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$2,083,000	$1,949,220
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	1,120,000	1,120,282
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	1,682,000	1,687,613
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	2,870,000	2,848,798
NRG Energy, Inc., 6%, 1/15/2036 (n)	2,209,000	2,193,883
PG&E Corp., 5.25%, 7/01/2030	2,504,000	2,478,874
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	1,127,000	1,159,184
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	2,017,000	2,001,947
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	778,000	780,946
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,784,000	1,766,598
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	425,000	411,754
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	1,411,000	1,467,345
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	949,000	1,014,069
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	391,000	419,002
		$21,299,515
Total Bonds		$502,644,934
Exchange-Traded Funds – 1.3%
Fixed Income ETFs – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF	184,000	$6,850,320
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	61,268	$14,423
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$615,912
Total Common Stocks		$630,335
Mutual Funds (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 3.7% (v)	8,802,185	$8,803,066

Other Assets, Less Liabilities – 0.2%		1,197,942
Net Assets – 100.0%		$520,126,597

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,803,066 and
$510,125,589, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $458,336,108, representing 88.1% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/21-12/19/24	$902,372	$499,102
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	520,466	USD	605,021	State Street Corp.	7/17/2026	$7,890
GBP	12,896	USD	17,507	UBS AG	7/17/2026	36
USD	8,647,779	EUR	7,300,784	State Street Corp.	7/17/2026	50,238
						$58,164
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$615,912	$615,912
United Kingdom	14,423	—	—	14,423
U.S. Corporate Bonds	—	443,461,728	—	443,461,728
Foreign Bonds	—	59,183,206	—	59,183,206
Investment Companies	15,653,386	—	—	15,653,386
Total	$15,667,809	$502,644,934	$615,912	$518,928,655
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$58,164	$—	$58,164
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Realized gain (loss)	$615,912
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/26	$615,912
At April 30, 2026, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended April 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,163,873	$40,139,362	$43,499,058	$(114)	$(997)	$8,803,066

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$95,842	$—